UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2010
                                               -------------------------

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
`
Name:    THE ITHAKA GROUP, LLC
         -------------------------------------------------
Address: 3 BETHESDA METRO CENTER
         -------------------------------------------------
         SUITE 700
         -------------------------------------------------
         BETHESDA, MD 20814
         -------------------------------------------------

Form 13F File Number: 28-13786
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    ROBERT A. KATZEN
         -------------------------------------------------
Title:   COO, CFO & CCO
         -------------------------------------------------
Phone:   301-775-7409
         -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert A. Katzen                West Palm Beach, FL             01/24/11
-----------------------------   ----------------------------   -----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0
                                         ---------------
Form 13F Information Table Entry Total:  38
                                         ---------------
Form 13F Information Table Value Total:  153,604
                                         ---------------
                                           (thousands)


List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

The Ithaka Group, LLC
FORM 13F
Master
                                 31-December-10


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES COM        COM              00971T101    2468     52450 SH          Sole                 42270             10180
AMAZON COM INC                 COM               23135106    7726     42923 SH          Sole                 34768              8155
AMERICAN TOWER CORP CL A       COM               29912201    2791     54040 SH          Sole                 42230             11810
APPLE INC                      COM               37833100   10704     33183 SH          Sole                 25713              7470
B E AEROSPACE INC              COM               73302101    5065    136780 SH          Sole                106980             29800
BAIDU INC                      COM               56752108    2750     28493 SH          Sole                 22268              6225
C H ROBINSON WORLDWIDE NEW     COM              12541w209    3849     47999 SH          Sole                 38049              9950
CATERPILLAR INC DEL COM        COM              149123101    4011     42827 SH          Sole                 34577              8250
CISCO SYSTEM INC               COM              17275r102     261     12900 SH          Sole                  3850              9050
COACH INC                      COM              189754104    5656    102256 SH          Sole                 84906             17350
CREE INC                       COM              225447101    2271     34465 SH          Sole                 28175              6290
EXPEDITORS INTL WASH INC       COM              302130109    3784     69305 SH          Sole                 57290             12015
F5 NETWORKS INC                COM              315616102    7198     55301 SH          Sole                 44831             10470
GOLDMAN SACHS GROUP INC        COM              38141g104    2972     17673 SH          Sole                 14908              2765
GOOGLE INC CLASS A             COM              38259p508    6541     11012 SH          Sole                  8577              2435
HONEYWELL INTERNATIONAL        COM              438516106    3877     72927 SH          Sole                 61027             11900
ILLUMINA INC                   COM              452327109    6023     95085 SH          Sole                 75985             19100
INTUITIVE SURGICAL NEW         COM              46120e602    3779     14661 SH          Sole                 11041              3620
JOHNSON CONTROLS INC           COM              478366107    8025    210080 SH          Sole                    80            210000
MASTERCARD INC                 COM              57636q104    5378     23997 SH          Sole                 19112              4885
MERCADOLIBRE INC COM           COM              58733R102    2472     37095 SH          Sole                 29570              7525
MICROSOFT CORP                 COM              594918104     529     18956 SH          Sole                  4600             14356
NATIONAL-OILWELL INC           COM              637071101    4584     68170 SH          Sole                 53030             15140
NETFLIX INC                    COM              64110L106    1656      9423 SH          Sole                  7803              1620
NEW ORIENTAL ED & TECH SPON AD COM              647581107    2375     22573 SH          Sole                 18923              3650
OPENTABLE INC                  COM              68372A104    2300     32635 SH          Sole                 26675              5960
POTASH CORP SASK INC FOR EIGN  COM              73755l107    4788     30926 SH          Sole                 24506              6420
PRECISION CASTPARTS CORP       COM              740189105    5514     39610 SH          Sole                 31855              7755
PRICE T ROWE GROUP INC         COM              74144T108     209      3235 SH          Sole                    35              3200
PRICELINE.COM INC NEW          COM              741503403    4351     10891 SH          Sole                  8781              2110
PROCTER & GAMBLE CO COM        COM              742718109     257      4000 SH          Sole                                    4000
QUALCOMM INC                   COM              747525103    2791     56390 SH          Sole                 48700              7690
SALESFORCE COM INC             COM              79466L302    7746     58679 SH          Sole                 48619             10060
SCHLUMBERGER LTD               COM              806857108    5832     69849 SH          Sole                 53814             16035
SOUTHWESTERN ENERGY CO         COM              845467109    2714     72520 SH          Sole                 61195             11325
VISA INC CL A                  COM              92826c839    3443     48927 SH          Sole                 37273             11654
VMWARE INC                     COM              928563402    2812     31632 SH          Sole                 25537              6095
WYNN RESORTS                   COM              983134107    4102     39502 SH          Sole                 32037              7465